Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
5	Intangible assets

	Covenants not to compete $	Software costs $	Trade name $	License Arrange- ments $	Total $

Cost
Balance – January 1, 2019	1,127,917	241,855	3,283,000	-	4,652,772
Additions	-	2,675	-	-	2,675
Business acquisitions (note 3)	2,010,000	-	4,540,000	1,120,000	7,670,000

Balance – December 31, 2019	3,137,917	244,530	7,823,000	1,120,000	12,325,447
Additions	-	5,412	-	-	5,412

Balance – December 31, 2020	3,137,917	249,942	7,823,000	1,120,000	12,330,859

Accumulated amortization
Balance – January 1, 2019	323,611	119,225	568,584	-	1,011,420
Amortization	594,307	31,973	1,124,601	130,666	1,881,547

Balance – December 31, 2019	917,918	151,198	1,693,185	130,666	2,892,967
Amortization	868,572	32,648	1,564,599	224,000	2,689,819

Balance – December 31, 2020	1,786,490	183,846	3,257,784	354,666	5,582,786

Net book value
December 31, 2019	2,219,999	93,332	6,129,815	989,334	9,432,480
December 31, 2020	1,351,427	66,096	4,565,216	765,334	6,748,073

Weighted average remaining amortization period (years)	1.5	2.0	2.8	3.5	2.5

For the twelve months ended December 31, 2020, the Company identified no impairment indicators and hence, there was no impairment of intangible assets. Estimated aggregate amortization expense for definite-lived intangible assets for each of the next five years ended December 31 is as follows:

2021	$2,710,490
2022	2,190,685
2023	1,275,099
2024	570,223
2025	1,125

Total	6,747,622